Related Party Balances and Transactions (Details) - USD ($)											12 Months Ended
	Sep. 24, 2024	Feb. 14, 2024	Jan. 09, 2024	Sep. 25, 2023	Jun. 03, 2023	Apr. 13, 2023	Apr. 12, 2023	Sep. 23, 2022	Jun. 22, 2022	Jan. 20, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Related Party Balances and Transactions [Line Items]
Payable balance											$ 1,817,302	$ 442,825
Balance receivable												4,295,120
Reverse stock split amount (in Shares)		6,800								58
Share price (in Dollars per share)									$ 100
par value of additional paid in capital											35,733,560	92,979,677
Ms. Zhaodi Zeng [Member]
Related Party Balances and Transactions [Line Items]
Payable balance											90,000
Ms. Ling Chen [Member]
Related Party Balances and Transactions [Line Items]
Payable balance											1,247,396	1,249,387
Mr. Xie [Member]
Related Party Balances and Transactions [Line Items]
Working capital											1,509,350	624,385	$ 339,045
Repaid amount											141,055	270,998	$ 29,514
Reverse stock split amount (in Shares)	144	144		144		144		144
Ms. Zeng [Member]
Related Party Balances and Transactions [Line Items]
Working capital											90,000
Ms. Chen [Member]
Related Party Balances and Transactions [Line Items]
Working capital												$ 1,277,124
Repaid amount											$ 13,365
Directors and Officers [Member]
Related Party Balances and Transactions [Line Items]
Granted shares (in Shares)									520,000
Reverse stock split amount (in Shares)								5
Fair value compensation		$ 167,700
Par value		52
Additional paid-in capital		167,648
Reverse stock split amount		$ 52		$ 52			$ 52
Share Incentive Plan [Member]
Related Party Balances and Transactions [Line Items]
Par share value (in Dollars per share)	$ 1	$ 1		$ 1
Reverse stock split amount (in Shares)	12,000	12,000		12,000
Fair value compensation					$ 216,548
Par value					34,400
Additional paid-in capital					$ 182,148
Share Incentive Plan [Member] | Mr. Xie [Member]
Related Party Balances and Transactions [Line Items]
Granted shares (in Shares)			340,000
Par share value (in Dollars per share)			$ 0.2
Reverse stock split amount (in Shares)			6,800
Fair value compensation			$ 213,520
Par value			68,000
Additional paid-in capital			$ 145,520
Share Incentive Plan [Member] | Directors and Officers [Member]
Related Party Balances and Transactions [Line Items]
Granted shares (in Shares)					1,720,000
Par share value (in Dollars per share)					$ 0.02
Reverse stock split amount (in Shares)					3,440
Share price (in Dollars per share)					$ 1
par value of additional paid in capital		$ 34,400